Class A Ordinary Shares Subject to Possible Redemption	8 Months Ended
Dec. 31, 2020
CIK0001815805 BROADSTONE ACQUISITION CORP.
Class A Ordinary Shares Subject to Possible Redemption

Note 8—Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2020, there were 30,530,301 shares of Class A ordinary shares outstanding, which were all subject to possible redemption and classified outside of permanent equity in the balance sheets.

The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross Proceeds	$305,303,010
Less:
Proceeds allocated to Public Warrants	(11,955,000)
Class A Ordinary Shares issuance costs	(16,173,600)
Add:
Accretion of carrying value to redemption value	28,128,600
Class A Ordinary Shares subject to possible redemption at December 31, 2020	$305,303,010